Quarterly Holdings Report
for
Fidelity® Strategic Dividend & Income® Fund
August 31, 2021
SDI-NPRT3-1021
1.806764.117
Corporate Bonds - 9.1%
		Principal Amount (a)	Value ($)
Convertible Bonds - 8.8%
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.0%
Bandwidth, Inc. 0.25% 3/1/26		950,000	1,230,287

Entertainment - 0.2%
Liberty Media Corp.:
0.5% 12/1/50(b)		461,000	533,464
2.25% 12/1/48(b)		79,000	103,873
Live Nation Entertainment, Inc.:
2% 2/15/25		101,000	113,712
2.5% 3/15/23		1,424,000	1,968,224
Spotify U.S.A., Inc. 0% 3/15/26 (b)		100,000	90,312
World Wrestling Entertainment, Inc. 3.375% 12/15/23		1,318,000	2,851,835
Zynga, Inc.:
0% 12/15/26(b)		1,969,000	1,967,485
0.25% 6/1/24		2,095,000	2,572,870
			10,201,775
Interactive Media & Services - 0.6%
Eventbrite, Inc.:
0.75% 9/15/26(b)		119,000	110,921
5% 12/1/25		209,000	345,905
fuboTV, Inc. 3.25% 2/15/26 (b)		84,000	80,724
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)		1,332,000	2,226,802
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)		1,345,000	2,404,188
IAC FinanceCo, Inc. 0.875% 10/1/22 (b)		951,000	2,972,115
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)		923,000	772,861
Snap, Inc.:
0% 5/1/27(b)		1,840,000	2,148,657
0.25% 5/1/25		1,347,000	4,717,307
0.75% 8/1/26		1,485,000	4,976,577
TripAdvisor, Inc. 0.25% 4/1/26 (b)		78,000	71,477
Twitter, Inc. 0.25% 6/15/24		8,687,000	11,374,758
Zillow Group, Inc.:
0.75% 9/1/24		1,160,000	2,580,172
1.375% 9/1/26		513,000	1,159,380
2.75% 5/15/25		1,314,000	2,158,245
			38,100,089
Media - 0.5%
Cable One, Inc.:
0% 3/15/26(b)		102,000	107,429
1.125% 3/15/28(b)		105,000	113,587
DISH Network Corp.:
0% 12/15/25(b)		5,958,000	7,118,689
2.375% 3/15/24		3,732,000	3,620,040
3.375% 8/15/26		7,052,000	7,355,968
Gannett Co., Inc. 4.75% 4/15/24		1,250,000	1,131,068
Grizzly Merger Sub 1 LLC 1.75% 9/30/46 (b)		2,159,000	4,737,656
Liberty Broadband Corp.:
1.25% 9/30/50(b)		110,000	116,259
2.75% 9/30/50(b)		1,120,000	1,242,335
Liberty Interactive LLC 1.75% 9/30/46 (b)		673,000	1,610,955
Liberty Media Corp.:
1% 1/30/23		554,000	775,259
1.375% 10/15/23		83,000	115,600
TechTarget, Inc. 0.125% 12/15/25 (b)		355,000	474,919
			28,519,764
TOTAL COMMUNICATION SERVICES			78,051,915

CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
LCI Industries 1.125% 5/15/26 (b)		1,850,000	1,968,141
Veoneer, Inc. 4% 6/1/24		142,000	233,279
			2,201,420
Automobiles - 0.3%
Fisker, Inc. 2.5% 9/15/26 (b)		100,000	94,440
Ford Motor Co. 0% 3/15/26 (b)		7,713,000	8,002,907
Tesla, Inc. 2% 5/15/24		1,109,000	13,127,788
			21,225,135
Diversified Consumer Services - 0.0%
2U, Inc. 2.25% 5/1/25		805,000	1,205,805
Chegg, Inc.:
0% 9/1/26		110,000	117,425
0.125% 3/15/25		947,000	1,606,862
			2,930,092
Hotels, Restaurants & Leisure - 0.4%
Airbnb, Inc. 0% 3/15/26 (b)		100,000	96,105
Bloomin' Brands, Inc. 5% 5/1/25		57,000	136,441
Booking Holdings, Inc. 0.75% 5/1/25		2,662,000	3,872,794
Carnival Corp. 5.75% 4/1/23		1,246,000	3,122,009
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26 (b)		90,000	92,212
DraftKings, Inc. 0% 3/15/28 (b)		1,784,000	1,708,977
Expedia, Inc. 0% 2/15/26 (b)		90,000	94,037
Marriott Vacations Worldwide Corp.:
0% 1/15/26(b)		100,000	107,380
1.5% 9/15/22		75,000	85,917
NCL Corp. Ltd.:
5.375% 8/1/25		1,000,000	1,644,500
6% 5/15/24		1,066,000	2,210,567
Penn National Gaming, Inc. 2.75% 5/15/26		1,083,000	3,843,053
Royal Caribbean Cruises Ltd.:
2.875% 11/15/23(b)		1,190,000	1,482,186
4.25% 6/15/23		2,030,000	2,732,867
Shake Shack, Inc. 0% 3/1/28 (b)		90,000	79,900
The Cheesecake Factory, Inc. 0.375% 6/15/26		90,000	84,143
Vail Resorts, Inc. 0% 1/1/26 (b)		100,000	101,862
			21,494,950
Internet & Direct Marketing Retail - 0.2%
Etsy, Inc.:
0.125% 10/1/26		1,465,000	3,675,142
0.125% 9/1/27(b)		1,370,000	1,813,538
0.25% 6/15/28(b)		90,000	102,675
Farfetch Ltd. 3.75% 5/1/27		510,000	1,405,713
Fiverr International Ltd. 0% 11/1/25 (b)		960,000	1,071,213
Groupon, Inc. 1.125% 3/15/26 (b)		119,000	92,219
MercadoLibre, Inc. 2% 8/15/28		506,000	2,143,074
The RealReal, Inc.:
1% 3/1/28(b)		1,642,000	1,325,258
3% 6/15/25		69,000	73,744
Wayfair LLC 1.125% 11/1/24		329,000	804,439
			12,507,015
Leisure Products - 0.1%
Callaway Golf Co. 2.75% 5/1/26		1,522,000	2,691,050
Peloton Interactive, Inc. 0% 2/15/26 (b)		2,800,000	2,523,353
			5,214,403
Specialty Retail - 0.3%
American Eagle Outfitters, Inc. 3.75% 4/15/25		409,000	1,469,844
Burlington Stores, Inc. 2.25% 4/15/25		775,000	1,164,807
Dick's Sporting Goods, Inc. 3.25% 4/15/25		1,978,000	8,103,619
National Vision Holdings, Inc. 2.5% 5/15/25		998,000	2,000,647
Shift Technologies, Inc. 4.75% 5/15/26 (b)		1,200,000	1,362,000
Vroom, Inc. 0.75% 7/1/26 (b)		77,000	64,569
WH Smith PLC 1.625% 5/7/26 (Reg. S)	GBP	1,500,000	2,010,491
			16,175,977
Textiles, Apparel & Luxury Goods - 0.1%
Under Armour, Inc. 1.5% 6/1/24		2,000,000	4,197,748

TOTAL CONSUMER DISCRETIONARY			85,946,740

CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Beyond Meat, Inc. 0% 3/15/27 (b)		850,000	772,662

Tobacco - 0.1%
Turning Point Brands, Inc. 2.5% 7/15/24		3,766,000	4,348,549

TOTAL CONSUMER STAPLES			5,121,211

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Antero Resources Corp. 4.25% 9/1/26 (b)		1,998,000	6,588,737
Arch Resources, Inc. 5.25% 11/15/25 (b)		1,247,000	2,724,896
Cheniere Energy, Inc. 4.25% 3/15/45		1,327,000	1,109,485
CNX Resources Corp. 2.25% 5/1/26		1,172,000	1,371,833
EQT Corp. 1.75% 5/1/26		1,529,000	2,244,206
Pioneer Natural Resources Co. 0.25% 5/15/25		1,865,000	2,782,206
			16,821,363
FINANCIALS - 0.1%
Capital Markets - 0.1%
Coinbase Global, Inc. 0.5% 6/1/26 (b)		2,980,000	3,148,177

Consumer Finance - 0.0%
Upstart Holdings, Inc. 0.25% 8/15/26 (b)		80,000	90,107

Mortgage Real Estate Investment Trusts - 0.0%
Arbor Realty Trust, Inc. 4.75% 11/1/22		510,000	566,175
Hannon Armstrong Sustainable Infrastructure Capital, Inc.:
0% 8/15/23		90,000	116,892
4.125% 9/1/22		866,000	1,918,190
Starwood Property Trust, Inc. 4.375% 4/1/23		57,000	60,739
Two Harbors Investment Corp. 6.25% 1/15/26		80,000	83,220
			2,745,216
TOTAL FINANCIALS			5,983,500

HEALTH CARE - 1.1%
Biotechnology - 0.3%
BridgeBio Pharma, Inc.:
2.25% 2/1/29(b)		1,397,000	1,237,017
2.5% 3/15/27		1,000,000	1,436,300
Coherus BioSciences, Inc. 1.5% 4/15/26		80,000	86,461
Cytokinetics, Inc. 4% 11/15/26		100,000	325,940
Dynavax Technologies Corp. 2.5% 5/15/26 (b)		100,000	202,608
Exact Sciences Corp.:
0.375% 3/15/27		1,417,000	1,672,060
0.375% 3/1/28		1,777,000	2,007,676
1% 1/15/25		1,218,000	1,899,307
Halozyme Therapeutics, Inc. 1.25% 12/1/24		330,000	601,690
Insmed, Inc. 0.75% 6/1/28		100,000	107,713
Invitae Corp. 2% 9/1/24		71,000	87,873
Natera, Inc. 2.25% 5/1/27		578,000	1,814,823
Neurocrine Biosciences, Inc. 2.25% 5/15/24		1,475,000	1,937,976
Novavax, Inc. 3.75% 2/1/23		714,000	1,379,574
Sarepta Therapeutics, Inc. 1.5% 11/15/24		845,000	1,125,312
			15,922,330
Health Care Equipment & Supplies - 0.5%
Alphatec Holdings, Inc. 0.75% 8/1/26 (b)		80,000	83,065
CONMED Corp. 2.625% 2/1/24		1,068,000	1,654,870
DexCom, Inc.:
0.25% 11/15/25		1,828,000	2,102,289
0.75% 12/1/23		1,705,000	5,486,903
Envista Holdings Corp. 2.375% 6/1/25		2,100,000	4,429,003
Glaukos Corp. 2.75% 6/15/27		712,000	963,234
Haemonetics Corp. 0% 3/1/26 (b)		100,000	85,337
Insulet Corp.:
0.375% 9/1/26		2,115,000	3,044,519
1.375% 11/15/24		930,000	2,947,519
Integra LifeSciences Holdings Corp. 0.5% 8/15/25		1,458,000	1,685,740
LivaNova U.S.A., Inc. 3% 12/15/25		1,360,000	2,087,190
Mesa Laboratories, Inc. 1.375% 8/15/25		566,000	644,561
Nevro Corp. 2.75% 4/1/25		343,000	473,126
Novocure Ltd. 0% 11/1/25 (b)		890,000	986,616
SmileDirectClub, Inc. 0% 2/1/26 (b)		130,000	90,922
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)		3,162,000	3,910,130
Varex Imaging Corp. 4% 6/1/25		100,000	157,248
			30,832,272
Health Care Providers & Services - 0.1%
1Life Healthcare, Inc. 3% 6/15/25		40,000	39,200
Accolade, Inc. 0.5% 4/1/26 (b)		80,000	93,224
Anthem, Inc. 2.75% 10/15/42		382,000	2,024,740
Guardant Health, Inc. 0% 11/15/27 (b)		4,004,000	4,663,044
Oak Street Health, Inc. 0% 3/15/26 (b)		400,000	369,287
			7,189,495
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27		500,000	647,504
Health Catalyst, Inc. 2.5% 4/15/25		374,000	704,466
Omnicell, Inc. 0.25% 9/15/25 (b)		959,000	1,584,172
Teladoc Health, Inc. 1.25% 6/1/27		967,000	1,024,068
Vocera Communications, Inc. 0.5% 9/15/26 (b)		90,000	93,146
			4,053,356
Life Sciences Tools & Services - 0.1%
Illumina, Inc. 0% 8/15/23		1,583,000	1,926,465
Nanostring Technologies, Inc. 2.625% 3/1/25		500,000	721,550
NeoGenomics, Inc.:
0.25% 1/15/28		95,000	94,863
1.25% 5/1/25		420,000	621,913
Repligen Corp. 0.375% 7/15/24		960,000	2,369,376
			5,734,167
Pharmaceuticals - 0.0%
Pacira Biosciences, Inc.:
0.75% 8/1/25		100,000	109,696
2.375% 4/1/22		99,000	105,203
			214,899
TOTAL HEALTH CARE			63,946,519

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Parsons Corp. 0.25% 8/15/25 (b)		4,886,000	4,923,796

Air Freight & Logistics - 0.0%
Air Transport Services Group, Inc. 1.125% 10/15/24		776,500	859,042
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24		1,025,000	1,365,172
			2,224,214
Airlines - 0.2%
American Airlines Group, Inc. 6.5% 7/1/25		1,025,000	1,533,708
JetBlue Airways Corp. 0.5% 4/1/26 (b)		3,996,000	3,928,334
Southwest Airlines Co. 1.25% 5/1/25		4,437,000	6,466,928
Spirit Airlines, Inc. 1% 5/15/26		116,000	107,080
			12,036,050
Construction & Engineering - 0.1%
Granite Construction, Inc. 2.75% 11/1/24		2,591,000	3,643,215

Electrical Equipment - 0.1%
Bloom Energy Corp. 2.5% 8/15/25		728,000	1,094,766
Plug Power, Inc. 3.75% 6/1/25		259,000	1,346,606
Sunrun, Inc. 0% 2/1/26 (b)		100,000	85,399
			2,526,771
Machinery - 0.2%
Chart Industries, Inc. 1% 11/15/24 (b)		513,000	1,642,728
Fortive Corp. 0.875% 2/15/22		2,500,000	2,513,750
John Bean Technologies Corp. 0.25% 5/15/26 (b)		1,970,000	2,104,522
Middleby Corp. 1% 9/1/25 (b)		890,000	1,342,961
The Greenbrier Companies, Inc. 2.875% 4/15/28 (b)		3,190,000	3,377,479
			10,981,440
Marine - 0.0%
Seaspan Corp. 3.75% 12/15/25 (b)		1,758,000	2,245,963

Professional Services - 0.1%
FTI Consulting, Inc. 2% 8/15/23		2,568,000	3,697,158
KBR, Inc. 2.5% 11/1/23		2,810,000	4,474,925
Upwork, Inc. 0.25% 8/15/26 (b)		80,000	80,755
			8,252,838
Road & Rail - 0.1%
Lyft, Inc. 1.5% 5/15/25		1,400,000	1,990,046
Uber Technologies, Inc. 0% 12/15/25 (b)		2,093,000	1,952,169
			3,942,215
TOTAL INDUSTRIALS			50,776,502

INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.0%
Lumentum Holdings, Inc.:
0.25% 3/15/24		589,000	892,440
0.5% 12/15/26		1,359,000	1,517,052
			2,409,492
Electronic Equipment & Components - 0.0%
II-VI, Inc. 0.25% 9/1/22		64,000	89,149
Insight Enterprises, Inc. 0.75% 2/15/25		1,073,000	1,667,062
Itron, Inc. 0% 3/15/26 (b)		78,000	74,437
Knowles Corp. 3.25% 11/1/21		123,000	136,872
			1,967,520
IT Services - 0.5%
Akamai Technologies, Inc.:
0.125% 5/1/25		2,555,000	3,276,788
0.375% 9/1/27		2,874,000	3,278,156
Fastly, Inc. 0% 3/15/26 (b)		917,000	777,199
MongoDB, Inc.:
0.25% 1/15/26		1,370,000	2,674,069
0.75% 6/15/24		181,000	1,039,393
Okta, Inc.:
0.125% 9/1/25		2,155,000	3,290,244
0.375% 6/15/26		2,460,000	3,214,419
Repay Holdings Corp. 0% 2/1/26 (b)		77,000	74,224
Sabre GLBL, Inc. 4% 4/15/25		58,000	95,749
Shift4 Payments, Inc.:
0% 12/15/25(b)		1,219,000	1,554,225
0.5% 8/1/27(b)		80,000	81,504
Shopify, Inc. 0.125% 11/1/25		1,602,000	2,116,082
Square, Inc.:
0% 5/1/26(b)		2,292,000	2,744,682
0.125% 3/1/25		1,319,000	2,960,321
0.25% 11/1/27(b)		1,282,000	1,583,594
0.5% 5/15/23		895,000	3,080,118
			31,840,767
Semiconductors & Semiconductor Equipment - 0.5%
Cree, Inc.:
0.875% 9/1/23		993,000	1,449,780
1.75% 5/1/26		1,205,000	2,310,588
Enphase Energy, Inc.:
0% 3/1/26(b)		100,000	97,142
0% 3/1/28(b)		100,000	97,283
0.25% 3/1/25(b)		691,000	1,536,646
MACOM Technology Solutions Holdings, Inc. 0.25% 3/15/26 (b)		1,230,000	1,250,338
Microchip Technology, Inc.:
1.625% 2/15/25		855,000	2,970,152
1.625% 2/15/27		1,285,000	3,001,246
2.25% 2/15/37		1,422,000	3,350,659
Nova Ltd. 0% 10/15/25 (b)		460,000	657,629
ON Semiconductor Corp.:
0% 5/1/27(b)		2,823,000	3,224,468
1.625% 10/15/23		1,370,000	2,978,894
Rambus, Inc. 1.375% 2/1/23		340,000	450,092
SMART Global Holdings, Inc. 2.25% 2/15/26		100,000	139,000
SolarEdge Technologies, Inc. 0% 9/15/25 (b)		1,565,000	2,012,687
Teradyne, Inc. 1.25% 12/15/23		768,000	2,922,720
Veeco Instruments, Inc. 3.75% 6/1/27 (b)		90,000	161,493
			28,610,817
Software - 2.0%
8x8, Inc. 0.5% 2/1/24		673,000	770,819
Alarm.com Holdings, Inc. 0% 1/15/26 (b)		490,000	450,066
Altair Engineering, Inc. 0.25% 6/1/24		1,265,000	2,076,740
Alteryx, Inc.:
0.5% 8/1/24		64,000	59,962
1% 8/1/26		63,000	57,960
Atlassian, Inc. 0.625% 5/1/23		932,000	4,161,380
Avalara, Inc. 0.25% 8/1/26 (b)		100,000	104,569
Avaya Holdings Corp. 2.25% 6/15/23		550,000	574,274
Bentley Systems, Inc. 0.125% 1/15/26 (b)		100,000	119,250
Bill.Com Holdings, Inc. 0% 12/1/25 (b)		100,000	181,351
BlackLine, Inc.:
0% 3/15/26(b)		1,625,000	1,542,775
0.125% 8/1/24		1,386,000	2,168,224
Box, Inc. 0% 1/15/26 (b)		2,757,000	3,273,938
Cerence, Inc. 3% 6/1/25		335,000	999,991
Ceridian HCM Holding, Inc. 0.25% 3/15/26 (b)		3,201,000	3,442,543
Cloudflare, Inc.:
0% 8/15/26(b)		1,900,000	1,881,797
0.75% 5/15/25		35,000	113,050
Coupa Software, Inc.:
0.125% 6/15/25		1,166,000	1,916,671
0.375% 6/15/26		2,510,000	2,826,888
Datadog, Inc. 0.125% 6/15/25		1,030,000	1,665,201
DocuSign, Inc. 0% 1/15/24 (b)		77,000	83,397
Dropbox, Inc.:
0% 3/1/26(b)		84,000	91,031
0% 3/1/28(b)		98,000	110,503
Dye & Durham Ltd. 3.75% 3/1/26 (b)(c)	CAD	4,270,000	3,442,940
Everbridge, Inc.:
0% 3/15/26(b)		3,190,000	3,516,415
0.125% 12/15/24		1,397,000	2,098,231
FireEye, Inc. 0.875% 6/1/24		2,120,000	2,262,118
Five9, Inc. 0.5% 6/1/25		1,310,000	1,780,028
Guidewire Software, Inc. 1.25% 3/15/25		1,087,000	1,295,651
HubSpot, Inc. 0.375% 6/1/25		951,000	2,347,781
j2 Global, Inc. 1.75% 11/1/26 (b)		122,000	153,901
LivePerson, Inc.:
0% 12/15/26(b)		2,067,000	2,232,245
0.75% 3/1/24		1,625,000	2,837,738
Medallia, Inc. 0.125% 9/15/25 (b)		80,000	85,304
MicroStrategy, Inc.:
0% 2/15/27(b)		3,793,000	3,006,851
0.75% 12/15/25(b)		41,000	77,159
Mitek Systems, Inc. 0.75% 2/1/26 (b)		76,000	94,010
Model N, Inc. 2.625% 6/1/25		69,000	86,488
NortonLifeLock, Inc. 2% 8/15/22 (b)		1,300,000	1,729,842
Nuance Communications, Inc.:
1% 12/15/35		1,465,000	3,332,875
1.25% 4/1/25		1,112,000	3,124,053
Nutanix, Inc. 0% 1/15/23		318,000	334,863
Pagerduty, Inc. 1.25% 7/1/25		645,000	842,128
Palo Alto Networks, Inc.:
0.375% 6/1/25		4,674,000	7,498,515
0.75% 7/1/23		4,222,000	7,376,041
Pegasystems, Inc. 0.75% 3/1/25		1,095,000	1,288,706
Progress Software Corp. 1% 4/15/26 (b)		1,380,000	1,386,501
Proofpoint, Inc. 0.25% 8/15/24		1,271,000	1,609,213
Q2 Holdings, Inc.:
0.125% 11/15/25(b)		50,000	46,597
0.75% 6/1/26		1,220,000	1,439,124
Rapid7, Inc.:
0.25% 3/15/27(b)		850,000	1,112,480
2.25% 5/1/25		1,390,000	2,853,527
RingCentral, Inc.:
0% 3/1/25		2,139,000	2,240,603
0% 3/15/26(b)		80,000	77,450
SailPoint Technologies Holding, Inc. 0.125% 9/15/24		1,107,000	1,914,856
ServiceNow, Inc. 0% 6/1/22		556,000	2,652,537
Splunk, Inc.:
0.5% 9/15/23		1,102,000	1,323,582
1.125% 9/15/25		1,860,000	2,335,996
1.125% 6/15/27		825,000	822,422
Tyler Technologies, Inc. 0.25% 3/15/26 (b)		2,915,000	3,287,346
Varonis Systems, Inc. 1.25% 8/15/25		490,000	1,120,875
Verint Systems, Inc. 0.25% 4/15/26 (b)		60,000	58,257
Vonage Holdings Corp. 1.75% 6/1/24		84,000	92,259
Workday, Inc. 0.25% 10/1/22		1,888,000	3,530,560
Workiva, Inc. 1.125% 8/15/26		603,000	1,115,609
Zendesk, Inc.:
0.25% 3/15/23		62,000	122,381
0.625% 6/15/25		2,415,000	3,183,240
Zscaler, Inc. 0.125% 7/1/25		1,397,000	2,682,914
			114,524,592
TOTAL INFORMATION TECHNOLOGY			179,353,188

MATERIALS - 0.2%
Chemicals - 0.0%
Livent Corp. 4.125% 7/15/25		522,000	1,553,603

Metals & Mining - 0.2%
Allegheny Technologies, Inc. 3.5% 6/15/25		60,000	83,924
Cleveland-Cliffs, Inc. 1.5% 1/15/25		88,000	267,052
Endeavour Mining Corp. 3% 2/15/23 (b)		1,610,000	1,936,991
MP Materials Corp. 0.25% 4/1/26 (b)		2,693,000	2,734,010
SSR Mining, Inc. 2.5% 4/1/39		2,061,000	2,576,250
United States Steel Corp. 5% 11/1/26		1,298,000	2,861,543
			10,459,770
TOTAL MATERIALS			12,013,373

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
IH Merger Sub LLC 3.5% 1/15/22		1,000,000	1,804,400
iStar Financial, Inc. 3.125% 9/15/22		675,000	1,282,095
Pebblebrook Hotel Trust 1.75% 12/15/26		4,309,000	4,762,591
Summit Hotel Properties, Inc. 1.5% 2/15/26		2,820,000	2,894,407
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		2,503,000	3,181,939
			13,925,432
Real Estate Management & Development - 0.0%
Opendoor Technologies, Inc. 0.25% 8/15/26 (b)		80,000	89,200
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26 (b)		1,250,000	1,250,009
Redfin Corp.:
0% 10/15/25(b)		90,000	88,517
0.5% 4/1/27(b)		80,000	70,742
			1,498,468
TOTAL REAL ESTATE			15,423,900

UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc. 2.75% 6/1/48		1,399,000	1,704,682

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 0% 6/15/24 (b)		80,000	81,499
Sunnova Energy International, Inc. 0.25% 12/1/26 (b)		80,000	96,960
			178,459
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS		23,475	1,647,710

TOTAL UTILITIES			3,530,851

TOTAL CONVERTIBLE BONDS			516,969,062
Nonconvertible Bonds - 0.3%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
DCP Midstream Operating LP 5.85% 5/21/43 (b)(d)		1,000,000	925,000
Rockies Express Pipeline LLC 7.5% 7/15/38 (b)		1,110,000	1,237,650
			2,162,650
FINANCIALS - 0.3%
Banks - 0.1%
JPMorgan Chase & Co. 3 month U.S. LIBOR + 1.000% 1.1248% 5/15/77 (d)(e)		4,500,000	3,894,751

Diversified Financial Services - 0.2%
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 3.66% 12/21/65 (b)(d)(e)		14,050,000	11,450,750

TOTAL FINANCIALS			15,345,501

UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 4.75% 6/1/50 (d)		2,000,000	2,250,000

TOTAL NONCONVERTIBLE BONDS			19,758,151
TOTAL CORPORATE BONDS (Cost $392,036,704)			536,727,213

Common Stocks - 50.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	1,401,600	38,431,872
Verizon Communications, Inc.	1,072,319	58,977,545
		97,409,417
Entertainment - 0.2%
The Walt Disney Co. (f)	55,676	10,094,059
Interactive Media & Services - 0.1%
Genius Sports Ltd. (f)	293,000	6,009,430
Media - 2.2%
Comcast Corp. Class A	1,546,912	93,866,620
Interpublic Group of Companies, Inc.	582,500	21,686,475
Meredith Corp. (f)	50,000	2,150,500
Shaw Communications, Inc. Class B	203,026	5,974,997
WPP PLC	325,509	4,413,530
		128,092,122
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (f)	195,954	26,849,617
TOTAL COMMUNICATION SERVICES		268,454,645
CONSUMER DISCRETIONARY - 3.0%
Hotels, Restaurants & Leisure - 1.3%
Caesars Entertainment, Inc. (f)	48,921	4,971,841
McDonald's Corp.	299,478	71,114,046
		76,085,887
Household Durables - 0.2%
Tempur Sealy International, Inc.	258,732	11,565,320
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	107,223	8,228,293
Multiline Retail - 0.6%
Target Corp.	143,800	35,515,724
Specialty Retail - 0.5%
Best Buy Co., Inc.	131,000	15,262,810
Lowe's Companies, Inc.	75,900	15,475,251
		30,738,061
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp. (f)	73,800	7,733,502
Tapestry, Inc.	176,023	7,097,247
		14,830,749
TOTAL CONSUMER DISCRETIONARY		176,964,034
CONSUMER STAPLES - 7.7%
Beverages - 3.7%
Diageo PLC	452,838	21,769,135
Keurig Dr. Pepper, Inc.	410,952	14,658,658
PepsiCo, Inc.	474,820	74,257,100
The Coca-Cola Co.	1,935,647	108,996,283
		219,681,176
Food & Staples Retailing - 0.4%
BJ's Wholesale Club Holdings, Inc. (f)	165,600	9,382,896
Costco Wholesale Corp.	16,600	7,561,134
Walmart, Inc.	47,500	7,034,750
		23,978,780
Food Products - 1.2%
Bunge Ltd.	78,400	5,935,664
Lamb Weston Holdings, Inc.	187,036	12,185,395
Mondelez International, Inc.	611,714	37,969,088
Nestle SA (Reg. S)	115,544	14,591,919
		70,682,066
Household Products - 2.4%
Procter & Gamble Co.	989,560	140,903,435
TOTAL CONSUMER STAPLES		455,245,457
ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Antero Resources Corp. (f)	355,617	4,879,065
Canadian Natural Resources Ltd. (g)	32,566	1,076,958
Canadian Natural Resources Ltd.	127,038	4,203,889
Cheniere Energy, Inc.	53,114	4,645,350
ConocoPhillips Co.	101,188	5,618,970
DCP Midstream Partners LP	239,314	6,236,523
Delek Logistics Partners LP	10,259	443,599
Devon Energy Corp.	54,346	1,605,924
DHT Holdings, Inc.	2,796,655	15,465,502
DT Midstream, Inc.	47,292	2,197,659
Energy Transfer LP	1,319,922	12,275,275
Enterprise Products Partners LP	219,595	4,888,185
Enviva Partners LP	26,632	1,439,193
Equitrans Midstream Corp.	103,866	906,750
Exxon Mobil Corp.	392,106	21,377,619
Hess Corp.	21,476	1,476,475
Imperial Oil Ltd. (g)	513,131	13,580,188
Magnolia Oil & Gas Corp. Class A	100,643	1,578,082
MPLX LP	293,884	8,264,018
ONEOK, Inc.	8,100	425,412
Phillips 66 Co.	108,924	7,743,407
Plains All American Pipeline LP	177,298	1,654,190
Range Resources Corp. (f)	49,238	719,860
Rattler Midstream LP	154,905	1,688,465
Suncor Energy, Inc. (g)	658,734	12,301,172
Targa Resources Corp.	139,733	6,137,073
Valero Energy Corp.	117,538	7,793,945
Viper Energy Partners LP	82,297	1,524,140
Western Midstream Partners LP	378,723	7,475,992
		159,622,880
FINANCIALS - 6.3%
Banks - 2.7%
Bank of America Corp.	600,145	25,056,054
Citigroup, Inc.	214,006	15,389,171
Huntington Bancshares, Inc.	890,652	13,831,826
JPMorgan Chase & Co.	139,600	22,329,020
M&T Bank Corp.	145,857	20,421,439
PNC Financial Services Group, Inc.	167,902	32,086,072
Wells Fargo & Co.	649,112	29,664,418
		158,778,000
Capital Markets - 1.5%
BlackRock, Inc. Class A	74,011	69,813,836
KKR & Co. LP	246,000	15,815,340
		85,629,176
Consumer Finance - 0.5%
Capital One Financial Corp.	189,790	31,499,446
Insurance - 1.6%
American Financial Group, Inc.	79,200	10,924,848
Chubb Ltd.	188,036	34,583,581
Hartford Financial Services Group, Inc.	230,836	15,516,796
Old Republic International Corp.	238,867	6,210,542
The Travelers Companies, Inc.	174,692	27,900,059
		95,135,826
TOTAL FINANCIALS		371,042,448
HEALTH CARE - 10.4%
Biotechnology - 2.7%
AbbVie, Inc.	692,437	83,632,541
Alder Biopharmaceuticals, Inc. rights (c)(f)	61,506	54,125
Amgen, Inc.	308,600	69,598,558
Gilead Sciences, Inc.	107,381	7,815,189
		161,100,413
Health Care Equipment & Supplies - 0.6%
Danaher Corp.	105,670	34,253,987
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	65,904	27,433,858
Pharmaceuticals - 6.6%
AstraZeneca PLC sponsored ADR	463,524	27,014,179
Bristol-Myers Squibb Co.	1,155,971	77,288,221
Eli Lilly & Co.	341,033	88,085,414
Johnson & Johnson	411,520	71,246,458
Merck & Co., Inc.	872,181	66,538,688
Roche Holding AG (participation certificate)	75,053	30,137,920
Sanofi SA sponsored ADR	553,500	28,660,230
		388,971,110
TOTAL HEALTH CARE		611,759,368
INDUSTRIALS - 5.1%
Aerospace & Defense - 0.5%
Huntington Ingalls Industries, Inc.	49,194	10,043,939
Northrop Grumman Corp.	42,502	15,627,985
The Boeing Co. (f)	25,999	5,706,781
		31,378,705
Air Freight & Logistics - 1.2%
Deutsche Post AG	147,374	10,367,626
United Parcel Service, Inc. Class B	320,729	62,744,214
		73,111,840
Building Products - 0.6%
Johnson Controls International PLC	439,690	32,888,812
Commercial Services & Supplies - 0.2%
Waste Management, Inc.	55,800	8,655,138
Electrical Equipment - 0.9%
AMETEK, Inc.	50,700	6,893,679
Babcock & Wilcox Enterprises, Inc. (f)	587,701	4,290,217
Eaton Corp. PLC	256,703	43,218,517
		54,402,413
Industrial Conglomerates - 0.7%
General Electric Co.	185,575	19,561,461
Hitachi Ltd.	125,300	6,930,423
Roper Technologies, Inc.	16,400	7,925,792
Siemens AG	45,800	7,597,983
		42,015,659
Machinery - 0.7%
Fortive Corp.	103,072	7,613,929
ITT, Inc.	162,200	15,517,674
Otis Worldwide Corp.	120,455	11,108,360
Stanley Black & Decker, Inc.	28,333	5,475,919
		39,715,882
Professional Services - 0.0%
Clarivate Analytics PLC (f)	689	17,356
Trading Companies & Distributors - 0.1%
Watsco, Inc.	20,356	5,667,518
Transportation Infrastructure - 0.2%
Aena SME SA (b)(f)	83,046	13,257,248
TOTAL INDUSTRIALS		301,110,571
INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,742,780	102,858,876
Juniper Networks, Inc.	363,342	10,529,651
		113,388,527
IT Services - 0.7%
Accenture PLC Class A	23,202	7,808,865
Amdocs Ltd.	240,739	18,544,125
Capgemini SA	36,600	8,217,418
Visa, Inc. Class A	28,700	6,575,170
		41,145,578
Semiconductors & Semiconductor Equipment - 1.2%
Micron Technology, Inc.	40,235	2,965,320
NXP Semiconductors NV	149,900	32,247,987
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	293,207	34,894,565
		70,107,872
Software - 1.0%
Microsoft Corp.	131,467	39,687,258
NortonLifeLock, Inc.	311,700	8,278,752
Open Text Corp.	143,926	7,895,310
		55,861,320
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	96,541	14,657,820
FUJIFILM Holdings Corp.	60,100	4,953,750
Samsung Electronics Co. Ltd.	518,953	34,345,952
		53,957,522
TOTAL INFORMATION TECHNOLOGY		334,460,819
MATERIALS - 1.4%
Chemicals - 0.3%
Linde PLC	50,118	15,766,622
Nutrien Ltd.	94,876	5,767,835
		21,534,457
Containers & Packaging - 0.6%
Crown Holdings, Inc.	138,532	15,209,428
Packaging Corp. of America	136,932	20,772,584
		35,982,012
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd. (United States) (g)	100,300	5,769,256
Lundin Mining Corp.	316,238	2,556,674
Newmont Corp.	166,800	9,672,732
Wheaton Precious Metals Corp.	232,600	10,482,809
		28,481,471
TOTAL MATERIALS		85,997,940
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	46,600	13,615,122
Lamar Advertising Co. Class A	180,468	20,542,672
		34,157,794
UTILITIES - 3.3%
Electric Utilities - 2.1%
Exelon Corp.	266,100	13,044,222
NextEra Energy, Inc.	903,310	75,869,007
NRG Energy, Inc.	251,469	11,484,589
PG&E Corp. (f)	221,000	2,026,570
Xcel Energy, Inc.	307,026	21,108,038
		123,532,426
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	388,000	7,406,920
Multi-Utilities - 1.1%
Ameren Corp.	215,605	18,912,871
Dominion Energy, Inc.	392,253	30,532,974
WEC Energy Group, Inc.	150,867	14,253,914
		63,699,759
TOTAL UTILITIES		194,639,105
TOTAL COMMON STOCKS (Cost $2,145,971,729)		2,993,455,061

Preferred Stocks - 8.7%
	Shares	Value ($)
Convertible Preferred Stocks - 2.6%
COMMUNICATION SERVICES - 0.3%
Media - 0.1%
ViacomCBS, Inc. Series A 5.75%	71,570	4,833,841

Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. 5.25% (b)	9,350	11,134,168

TOTAL COMMUNICATION SERVICES		15,968,009

CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Aptiv PLC Series A, 5.50%	25,300	4,341,480

Internet & Direct Marketing Retail - 0.0%
Chewy, Inc. 6.50% (b)	700	1,368,029

TOTAL CONSUMER DISCRETIONARY		5,709,509

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bunge Ltd. 4.875% (f)	14,000	1,615,818

FINANCIALS - 0.3%
Banks - 0.3%
Bank of America Corp. Series L, 7.25%	4,565	6,687,634
Wells Fargo & Co. 7.50%	6,445	9,609,382
		16,297,016
Capital Markets - 0.0%
KKR & Co. LP Series C, 6.00%	50,000	4,098,000

TOTAL FINANCIALS		20,395,016

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co. 6.50%	94,600	5,172,728
Boston Scientific Corp. Series A, 5.50%	75,500	9,052,450
Danaher Corp.:
4.75%	4,300	9,338,809
Series B, 5.00%	4,860	8,344,620
		31,908,607
Health Care Technology - 0.0%
Change Healthcare, Inc. 6.00%	22,000	1,612,406

Life Sciences Tools & Services - 0.1%
Avantor, Inc. Series A, 6.25%	44,300	5,362,515

TOTAL HEALTH CARE		38,883,528

INDUSTRIALS - 0.1%
Construction & Engineering - 0.0%
Fluor Corp. 6.50% (b)	2,300	2,336,617

Machinery - 0.1%
Colfax Corp. 5.75%	14,100	2,754,557

Professional Services - 0.0%
Clarivate Analytics PLC 5.00% (f)	14,900	1,430,698

TOTAL INDUSTRIALS		6,521,872

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
Sabre Corp. Series A, 6.50%	400	57,320

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc. Series A, 8.00%	6,600	10,398,300

TOTAL INFORMATION TECHNOLOGY		10,455,620

MATERIALS - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA 5.50%	96,300	7,590,366

UTILITIES - 0.8%
Electric Utilities - 0.5%
American Electric Power Co., Inc. 6.125%	29,100	1,544,998
NextEra Energy, Inc.:
4.872%	166,100	10,258,336
5.279%	93,900	5,012,382
6.219%	59,600	3,213,036
PG&E Corp.	28,200	2,597,220
Southern Co. 6.75%	90,300	4,781,385
		27,407,357
Gas Utilities - 0.1%
Spire, Inc. (f)	33,700	1,698,480
UGI Corp. 7.125%	34,500	3,595,036
		5,293,516
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp. 6.875%	59,100	5,869,221

Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp. 7.75% (f)	86,500	4,356,140
Dominion Energy, Inc. 7.25%	1,100	110,107
DTE Energy Co. 6.25% (f)	48,400	2,502,702
NiSource, Inc. 7.75%	800	82,800
		7,051,749
Water Utilities - 0.0%
Essential Utilities, Inc. 6.00%	24,000	1,464,980

TOTAL UTILITIES		47,086,823

TOTAL CONVERTIBLE PREFERRED STOCKS		154,226,561
Nonconvertible Preferred Stocks - 6.1%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
4.75%	160,000	4,204,800
5.125%	85,000	2,269,500
5.35%	100,000	2,628,000
BCE, Inc.:
2.954%(d)	17,700	250,282
Series AM, CANADIAN GOVT BOND 5YR NT INDX + 2.090% 2.939%(d)(e)	68,700	1,028,063
Series R	67,600	986,955
		11,367,600
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc. 6.625%	8,100	218,538
U.S. Cellular Corp. 6.25%	65,000	1,740,050
		1,958,588
TOTAL COMMUNICATION SERVICES		13,326,188

CONSUMER DISCRETIONARY - 0.1%
Leisure Products - 0.1%
Brunswick Corp.:
6.375%	20,000	596,600
6.50%	45,000	1,373,850
6.625%	30,000	902,100
		2,872,550
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc.:
CANADIAN GOVT BOND 5YR NT INDX + 2.400% 3.415%(d)(e)	2,000	27,535
CANADIAN GOVT BOND 5YR NT INDX + 2.570% 4.449%(d)(e)	13,400	199,356
CANADIAN GOVT BOND 5YR NT INDX + 2.650% 5.086%(d)(e)	2,400	38,274
Series F, CANADIAN GOVT BOND 5YR NT INDX + 2.510% 4.689%(d)(e)	33,400	497,962
Series L, 5 year U.S. Treasury Index + 3.150% 4.959%(d)(e)	16,900	353,210
Energy Transfer LP Series C, 7.375% (d)	60,000	1,489,200
Global Partners LP Series B, 9.50%	60,000	1,603,200
Pembina Pipeline Corp.:
Series 15, 4.40%(d)	8,600	155,279
Series 17, CANADIAN GOVT BOND 5YR NT INDX + 3.010% 4.821%(d)(e)	6,800	127,899
Series 3, CANADIAN GOVT BOND 5YR NT INDX + 2.600% 4.478%(d)(e)	11,900	201,187
Series 5, CANADIAN GOVT BOND 5YR NT INDX + 3.000% 4.573%(d)(e)	1,500	27,797
Series 7, CANADIAN GOVT BOND 5YR NT INDX + 2.940% 4.38%(d)(e)	900	16,122
TC Energy Corp. CANADIAN GOVT BOND 5YR NT INDX + 2.380% 3.903% (d)(e)	12,000	200,975
		4,937,996
FINANCIALS - 4.4%
Banks - 3.2%
Bank of America Corp.:
4.375%	280,200	7,296,408
5.00%	270,000	7,195,500
Series GG, 6.00%	255,000	6,846,750
Series HH, 5.875%	185,744	5,038,306
Series KK, 5.375%	350,000	9,453,500
Series PP, 4.125%	250,000	6,420,000
Bank of Hawaii Corp. Series A, 4.625%	45,000	1,167,750
CIT Group, Inc. Series B 5.625%	150,000	3,979,500
Cullen/Frost Bankers, Inc. Series B 4.45%	15,000	395,772
First Citizens Bancshares, Inc.	50,000	1,371,000
First Republic Bank:
4.125%	125,000	3,171,250
5.125%	10,000	262,000
Series J, 4.70%	75,000	2,028,750
Series L, 4.375%	200,000	5,090,000
Series M, 4.00%(f)	80,000	1,981,600
First Tennessee Bank NA 3 month U.S. LIBOR + 0.850% 3.75% (b)(d)(e)	12,500	10,500,000
JPMorgan Chase & Co.:
4.55%	350,000	9,138,500
4.625%	240,000	6,276,000
4.75%	200,000	5,274,000
Series DD, 5.75%	290,000	7,835,800
Series EE, 6.00%	181,000	4,997,410
Series MM, 4.20%(f)	200,000	5,098,000
PNC Financial Services Group, Inc. Series P, 6.125% (d)	80,086	2,083,037
Regions Financial Corp. 4.45%	10,000	255,800
Truist Financial Corp.:
4.75%	200,000	5,256,000
Series O, 5.25%	24,000	670,080
U.S. Bancorp:
Series F, 6.50%(d)	59,451	1,528,485
Series K, 5.50%	41,000	1,134,470
Series L, 3.75%	25,000	623,250
Series M, 4.00%	149,309	3,829,776
Wells Fargo & Co.:
4.25%	350,000	8,753,500
4.70%	330,100	8,526,483
5.85%(d)	268,751	7,213,277
6.625%(d)	65,000	1,803,750
Class A 5.125%	10,000	249,700
Series CC, 4.375%	300,000	7,605,000
Series X, 5.50%	365,000	9,117,700
Series Y, 5.625%	110,190	2,835,189
Series Z, 4.75%	529,900	13,708,513
		186,011,806
Capital Markets - 0.4%
Apollo Global Management LLC Series B, 6.375%	10,000	270,000
B. Riley Financial, Inc.:
5.25%(f)	41,800	1,032,878
6.375%	53,300	1,380,470
6.50%	15,600	409,812
6.75%	1,400	36,232
6.875%	800	20,536
Brookfield Asset Management, Inc.:
CANADIAN GOVT BOND 5YR NT INDX + 1.800% 2.727%(d)(e)	800	11,420
CANADIAN GOVT BOND 5YR NT INDX + 2.310% 3.471%(d)(e)	2,000	33,020
CANADIAN GOVT BOND 5YR NT INDX + 2.630% 4.437%(d)(e)	600	11,271
Charles Schwab Corp.:
4.45%	200,000	5,284,000
5.95%	3,000	76,110
GMAC Capital Trust I Series 2, 3 month U.S. LIBOR + 5.780% 5.983% (d)(e)	2,897	76,423
Morgan Stanley:
6.875%(d)	50,000	1,406,000
Series I, 6.375%(d)	30,000	852,900
Series K, 5.85%(d)	250,000	7,470,000
Northern Trust Corp. Series E, 4.70%	65,000	1,801,800
Oaktree Capital Group LLC:
6.55%	80,300	2,185,766
Series A, 6.625%	45,197	1,237,494
State Street Corp.:
Series D, 5.90%(d)	5,000	141,200
Series G, 5.35%(d)	20,000	590,200
Stifel Financial Corp.:
5.20%	5,000	132,650
Series D, 4.50%	27,900	713,682
		25,173,864
Consumer Finance - 0.1%
Capital One Financial Corp.:
4.25%(f)	40,000	1,014,000
5.00%	15,000	393,600
Series J, 5.00%	117,000	3,033,810
Series L, 4.375%	12,000	302,520
Synchrony Financial Series A, 5.625%	40,000	1,064,400
		5,808,330
Diversified Financial Services - 0.1%
Carlyle Finance LLC 4.625%	100,000	2,574,000
Equitable Holdings, Inc.:
4.30%	26,000	655,980
Series A 5.25%	52,500	1,417,500
		4,647,480
Insurance - 0.6%
Allstate Corp.:
5.10%	160,000	4,344,000
Series G, 5.625%	20,000	534,000
Series I, 4.75%	40,000	1,094,400
Athene Holding Ltd.:
Series A, 6.35%(d)	125,000	3,720,000
Series B, 5.625%	100,000	2,714,000
Series C, 6.375%(d)	162,500	4,626,375
Series D, 4.875%	225,000	5,874,750
Hartford Financial Services Group, Inc.:
7.875%(d)	10,500	276,938
Series G, 6.00%	32,500	916,825
MetLife, Inc.:
5.625%	30,000	813,300
Series F 4.75%	74,405	1,980,661
Power Financial Corp. BK CDA TREASURY BIL 3 MTH INDX + 1.600% 1.77% (d)(e)	2,000	26,235
Prudential Financial, Inc. 4.125%	25,000	650,750
RenaissanceRe Holdings Ltd. Series G, 4.20%	40,000	1,018,000
W.R. Berkley Corp.:
4.125%	75,000	2,016,000
4.25%	55,000	1,474,000
5.10%	115,000	3,114,200
5.70%	34,071	919,917
		36,114,351
Mortgage Real Estate Investment Trusts - 0.0%
KKR Real Estate Finance Trust, Inc. 6.50%	40,000	1,080,400
TPG RE Finance Trust, Inc. Series C, 6.25% (f)	10,000	247,200
Two Harbors Investment Corp. Series C, 7.25% (d)	20,000	508,000
		1,835,600
Real Estate Management & Development - 0.0%
Brookfield Properties Corp.:
CANADIAN GOVT BOND 5YR NT INDX + 3.000% 4.161%(d)(e)	33,900	497,356
CANADIAN GOVT BOND 5YR NT INDX + 3.160% 5.383%(d)(e)	11,600	195,195
Series CC, CANADIAN GOVT BOND 5YR NT INDX + 5.180% 6.00%(d)(e)	9,500	200,369
Series EE, 5.10%(d)	5,900	113,403
Series R, CANADIAN GOVT BOND 5YR NT INDX + 3.480% 4.155%(d)(e)	20,900	332,637
		1,338,960
TOTAL FINANCIALS		260,930,391

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%	123,400	1,562,979

Commercial Services & Supplies - 0.0%
Pitney Bowes, Inc. 6.70%	1,300	33,280

Electrical Equipment - 0.2%
Babcock & Wilcox Enterprises, Inc.:
8.125%	296,500	7,673,420
Series A, 7.75%	95,000	2,403,025
		10,076,445
TOTAL INDUSTRIALS		11,672,704

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
National Retail Properties, Inc. Series F, 5.20%	45,000	1,135,350
Pebblebrook Hotel Trust:
6.375%	20,000	548,000
Series H, 5.70%(f)	4,000	101,800
Public Storage:
3.875%	25,000	648,525
3.95%(f)	29,731	745,951
4.00%	150,000	3,808,830
Series E, 4.90%	328,535	8,338,218
Series F, 5.15%	5,298	139,549
Series G, 5.05%	45,937	1,210,899
Series H, 5.60%	7,100	199,013
Series I, 4.875%	30,000	841,500
Series J, 4.70%	52,500	1,473,675
Series K, 4.75%	30,000	836,100
Series L, 4.625%	46,000	1,274,200
Series M, 4.125%	55,000	1,438,800
Summit Hotel Properties, Inc.:
Series E, 6.25%	18,400	488,520
Series F, 5.875%(f)	12,400	314,960
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	20,000	536,800
Series I, 5.70%	21,000	547,260
		24,627,950
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP 5.75%	60,800	1,490,208

TOTAL REAL ESTATE		26,118,158

UTILITIES - 0.7%
Electric Utilities - 0.3%
Alabama Power Co. Series A, 5.00%	5,000	132,100
Brookfield Infrastructure Finance ULC 5.00%	5,000	130,500
Duke Energy Corp.:
5.125%	10,000	265,100
5.625%	85,000	2,308,600
5.75%	11,800	327,686
Entergy Louisiana LLC 4.875%	5,000	126,100
Entergy New Orleans, Inc. 5.50%	7,217	183,528
Entergy, Inc.:
4.875%	8,000	202,560
Series A, 5.375%	10,000	269,000
Fortis, Inc. Series G, CANADIAN GOVT BOND 5YR NT INDX + 2.130% 3.883% (d)(e)	6,300	108,907
NextEra Energy Capital Holdings, Inc. 5.65%	7,500	207,600
Southern Co.:
4.20%	105,000	2,744,700
5.25%	122,500	3,107,825
5.25%	186,487	4,954,960
Series A, 4.95%	140,200	3,748,948
		18,818,114
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	125,000	3,241,250
TransAlta Corp.:
CANADIAN GOVT BOND 5YR NT INDX + 3.800% 4.988%(d)(e)	10,800	202,963
Series E, CANADIAN GOVT BOND 5YR NT INDX + 3.650% 5.19%(d)(e)	11,300	200,626
		3,644,839
Multi-Utilities - 0.3%
Brookfield Infrastructure Partners LP:
5.125%	51,000	1,312,230
Class A 5.00%	58,000	1,464,349
CMS Energy Corp.:
5.625%	108,258	2,899,149
5.875%	44,330	1,204,889
5.875%	42,943	1,166,332
DTE Energy Co.:
4.375%	65,000	1,716,000
6.00%	33,699	858,651
Series E, 5.25%	75,000	1,956,000
Integrys Energy Group, Inc. (d)	48,019	1,263,380
Sempra Energy 5.75%	110,459	3,039,832
		16,880,812
TOTAL UTILITIES		39,343,765

TOTAL NONCONVERTIBLE PREFERRED STOCKS		359,201,752
TOTAL PREFERRED STOCKS (Cost $463,340,842)		513,428,313

Equity Funds - 18.2%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (f)(h) (Cost $839,354,374)	7,172,887	1,074,139,801

Preferred Securities - 8.8%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (d)(i)	2,000,000	1,930,000
Enbridge, Inc. 5.75% 7/15/80 (d)	500,000	564,500
Energy Transfer LP:
6.25% (d)(i)	2,270,000	2,020,300
6.75% (d)(i)	500,000	504,400
7.125% (d)	2,500,000	2,571,250
Summit Midstream Partners LP 9.5% (d)(i)	191,000	162,350
		7,752,800
FINANCIALS - 8.4%
Banks - 6.7%
Bank of America Corp.:
4.3% (d)(i)	2,500,000	2,578,125
5.125% (d)(i)	15,500,000	16,554,775
5.2% (d)(i)	24,000,000	24,900,000
5.875% (d)(i)	17,000,000	19,380,000
6.1% (d)(i)	12,120,000	13,616,214
6.25% (d)(i)	11,575,000	12,819,313
6.3% (d)(i)	2,000,000	2,324,300
6.5% (d)(i)	9,000,000	10,147,500
CIT Group, Inc. 5.8% (d)(i)	2,675,000	2,735,188
Citigroup, Inc.:
3.875% (d)(i)	8,000,000	8,230,000
4% (d)(i)	5,000,000	5,187,500
5% (d)(i)	6,000,000	6,315,000
5.35% (d)(i)	5,000,000	5,165,000
5.9% (d)(i)	6,605,000	6,918,738
5.95% (d)(i)	11,750,000	12,895,625
6.25% (d)(i)	3,500,000	4,068,750
6.3% (d)(i)	6,000,000	6,433,920
Farm Credit Bank of Texas 5.7% (b)(d)	500,000	542,500
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.4649% (d)(e)(i)	10,000,000	10,021,252
3 month U.S. LIBOR + 3.800% 3.9258% (d)(e)(i)	8,585,000	8,643,498
3.65% (d)(i)	17,500,000	17,773,525
4% (d)(i)	9,000,000	9,145,620
4.6% (d)(i)	17,770,000	18,569,650
4.625% (d)(i)	500,000	506,875
5% (d)(i)	17,515,000	18,511,253
5.15% (d)(i)	11,765,000	12,148,892
6% (d)(i)	12,000,000	12,735,000
6.1% (d)(i)	16,000,000	17,460,000
6.125% (d)(i)	7,000,000	7,542,500
6.75% (d)(i)	12,500,000	13,796,875
M&T Bank Corp. 3.5% (d)(i)	1,500,000	1,530,000
PNC Financial Services Group, Inc.:
3 month U.S. LIBOR + 3.670% 3.8038% (d)(e)(i)	3,500,000	3,517,222
4.85% (d)(i)	490,000	513,559
5% (d)(i)	1,730,000	1,936,119
Truist Financial Corp.:
4.8% (d)(i)	4,000,000	4,245,200
4.95% (d)(i)	2,000,000	2,203,420
5.05% (d)(i)	2,000,000	2,060,000
5.1% (d)(i)	6,000,000	6,901,200
U.S. Bancorp 5.3% (d)(i)	1,500,000	1,712,250
Wells Fargo & Co.:
3.9% (d)(i)	25,500,000	26,510,565
5.875% (d)(i)	13,500,000	15,202,350
5.9% (d)(i)	20,500,000	22,292,315
		396,291,588
Capital Markets - 1.2%
Bank of New York Mellon Corp.:
3 month U.S. LIBOR + 3.420% 3.5545% (d)(e)(i)	2,250,000	2,267,864
3.7% (d)(i)	2,250,000	2,357,438
4.625% (d)(i)	2,000,000	2,193,560
4.7% (d)(i)	1,000,000	1,099,000
Charles Schwab Corp.:
4% (d)(i)	13,500,000	14,208,750
4% (d)(i)	16,000,000	16,640,000
4.625% (d)(i)	250,000	253,125
5.375% (d)(i)	12,000,000	13,335,600
7% (d)(i)	1,000,000	1,021,250
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.760% 4% (d)(e)(i)	4,694,000	4,698,694
Goldman Sachs Group, Inc.:
3.65% (d)(i)	1,000,000	1,007,500
3.8% (d)(i)	3,000,000	3,061,500
Morgan Stanley:
5.3% (d)(i)	1,000,000	1,050,000
5.875% (d)(i)	1,000,000	1,149,842
Northern Trust Corp. 4.6% (d)(i)	4,285,000	4,710,596
State Street Corp. 3 month U.S. LIBOR + 3.590% 3.7159% (d)(e)(i)	583,000	586,649
		69,641,368
Consumer Finance - 0.5%
Ally Financial, Inc.:
4.7% (d)(i)	18,500,000	19,471,250
4.7% (d)(i)	6,000,000	6,247,500
American Express Co. 3.55% (d)(i)	1,000,000	1,017,500
Capital One Financial Corp. 3.95% (d)(i)	3,000,000	3,108,750
		29,845,000
Diversified Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (d)(i)	750,000	815,625
Insurance - 0.0%
MetLife, Inc. 3.85% (d)(i)	300,000	315,000
TOTAL FINANCIALS		496,908,581
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 3.4489% (d)(e)(i)	3,630,000	3,521,100
Trading Companies & Distributors - 0.0%
Air Lease Corp. 4.65% (d)(i)	1,000,000	1,049,000
TOTAL INDUSTRIALS		4,570,100
UTILITIES - 0.2%
Electric Utilities - 0.1%
Duke Energy Corp. 4.875% (d)(i)	1,000,000	1,067,000
Edison International 5.375% (d)(i)	3,500,000	3,556,875
		4,623,875
Multi-Utilities - 0.1%
Dominion Energy, Inc. 4.65% (d)(i)	250,000	267,500
Sempra Energy 4.875% (d)(i)	6,000,000	6,515,400
		6,782,900
TOTAL UTILITIES		11,406,775
TOTAL PREFERRED SECURITIES (Cost $498,321,162)		520,638,256

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (j)	275,327,711	275,382,777
Fidelity Securities Lending Cash Central Fund 0.06% (j)(k)	17,292,851	17,294,580
TOTAL MONEY MARKET FUNDS (Cost $292,675,830)		292,677,357

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $4,631,700,641)	5,931,066,001
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(31,050,099)
NET ASSETS - 100.0%	5,900,015,902

Currency Abbreviations
CAD	-	Canadian dollar
GBP	-	British pound
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $209,392,831 or 3.5% of net assets.

(c)	Level 3 security
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing
(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	73,781,336	1,885,443,416	1,683,841,753	128,512	(222)	-	275,382,777	0.4%
Fidelity Real Estate Equity Central Fund	659,096,925	174,643,284	8,803,925	9,142,603	66,568	249,136,949	1,074,139,801	61.2%
Fidelity Securities Lending Cash Central Fund 0.06%	11,591,895	137,009,834	131,307,149	164,208	-	-	17,294,580	0.1%
Total	744,470,156	2,197,096,534	1,823,952,827	9,435,323	66,346	249,136,949	1,366,817,158

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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